UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Global Small-Cap Fund

Eaton Vance Greater India Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance

Balanced Fund

September 30, 2017 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2017, the Fund owned 68.6% of Core Bond Portfolio’s outstanding interests and 82.9% of Stock Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2017 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Stock Portfolio (identified cost, $446,730,470)	$514,399,821	61.6%

Core Bond Portfolio (identified cost, $324,561,161)	323,398,501	38.7

Total Investments in Affiliated Portfolios (identified cost, $771,291,631)	$837,798,322	100.3%

Other Assets, Less Liabilities	$(2,713,175)	(0.3)%

Net Assets	$835,085,147	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2017 and December 31, 2016, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Stock Portfolio’s Portfolio of Investments is set forth below.

A copy of Form N-Q (containing a Portfolio of Investments) for Core Bond Portfolio at September 30, 2017 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Stock Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.8%
CAE, Inc.	696,000	$12,176,863
Raytheon Co.	29,271	5,461,383

		$17,638,246

Air Freight & Logistics — 1.9%
FedEx Corp.	51,337	$11,580,600

		$11,580,600

Auto Components — 1.2%
Delphi Automotive PLC	76,401	$7,517,858

		$7,517,858

Banks — 6.7%
Bank of America Corp.	351,465	$8,906,123
JPMorgan Chase & Co.	136,717	13,057,841
KeyCorp	352,538	6,634,765
Wells Fargo & Co.	228,880	12,622,732

		$41,221,461

Beverages — 1.7%
Constellation Brands, Inc., Class A	53,652	$10,700,891

		$10,700,891

Biotechnology — 4.8%
Biogen, Inc.(1)	19,545	$6,119,930
Celgene Corp.(1)	44,186	6,443,203
Gilead Sciences, Inc.	161,177	13,058,561
Incyte Corp.(1)	15,626	1,824,179
Vertex Pharmaceuticals, Inc.(1)	15,004	2,281,208

		$29,727,081

Capital Markets — 1.1%
CBOE Holdings, Inc.	64,634	$6,956,557

		$6,956,557

Commercial Services & Supplies — 1.0%
Deluxe Corp.	86,963	$6,344,820

		$6,344,820

Communications Equipment — 0.8%
Cisco Systems, Inc.	146,023	$4,910,754

		$4,910,754

Consumer Finance — 1.8%
Ally Financial, Inc.	274,334	$6,655,343
OneMain Holdings, Inc.(1)	155,891	4,394,567

		$11,049,910

1

Security	Shares	Value
Containers & Packaging — 2.6%
Crown Holdings, Inc.(1)	102,728	$6,134,916
International Paper Co.	176,955	10,054,583

		$16,189,499

Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.(1)	70,962	$6,117,634
ServiceMaster Global Holdings, Inc.(1)	135,542	6,333,878

		$12,451,512

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	288,813	$14,293,355

		$14,293,355

Electric Utilities — 1.2%
NextEra Energy, Inc.	49,841	$7,304,199

		$7,304,199

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	158,863	$6,243,316

		$6,243,316

Energy Equipment & Services — 0.8%
Halliburton Co.	111,116	$5,114,669

		$5,114,669

Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	149,538	$9,859,040
Public Storage	33,041	7,070,444

		$16,929,484

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	352,242	$9,950,836
US Foods Holding Corp.(1)	166,428	4,443,628

		$14,394,464

Food Products — 1.4%
Pinnacle Foods, Inc.	152,887	$8,740,550

		$8,740,550

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	200,508	$5,848,818
Danaher Corp.	79,520	6,821,226

		$12,670,044

Health Care Providers & Services — 1.7%
Aetna, Inc.	66,753	$10,614,395

		$10,614,395

Household Durables — 1.9%
Newell Brands, Inc.	123,607	$5,274,311
NVR, Inc.(1)	2,331	6,655,005

		$11,929,316

Household Products — 1.2%
Colgate-Palmolive Co.	99,839	$7,273,271

		$7,273,271

2

Security	Shares	Value
Industrial Conglomerates — 2.0%
3M Co.	32,500	$6,821,750
General Electric Co.	226,541	5,477,761

		$12,299,511

Insurance — 5.1%
American Financial Group, Inc.	61,877	$6,401,176
Chubb, Ltd.	93,372	13,310,178
First American Financial Corp.	233,802	11,683,086

		$31,394,440

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	9,478	$9,111,675

		$9,111,675

Internet Software & Services — 6.4%
Alphabet, Inc., Class C(1)	16,219	$15,555,805
Facebook, Inc., Class A(1)	122,329	20,902,356
GoDaddy, Inc., Class A(1)	73,890	3,214,954

		$39,673,115

IT Services — 3.8%
Amdocs, Ltd.	165,768	$10,662,198
Cognizant Technology Solutions Corp., Class A	94,509	6,855,683
Genpact, Ltd.	217,463	6,252,061

		$23,769,942

Machinery — 0.4%
Caterpillar, Inc.	17,183	$2,142,892

		$2,142,892

Media — 3.4%
Interpublic Group of Cos., Inc. (The)	289,292	$6,014,381
Walt Disney Co. (The)	149,851	14,770,813

		$20,785,194

Metals & Mining — 0.4%
Rio Tinto PLC ADR	45,747	$2,158,801

		$2,158,801

Multi-Utilities — 2.0%
CMS Energy Corp.	131,170	$6,075,794
Sempra Energy	53,967	6,159,254

		$12,235,048

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	112,485	$13,216,987
ConocoPhillips	152,875	7,651,394
EOG Resources, Inc.	44,137	4,269,813
Phillips 66	86,301	7,906,035

		$33,044,229

Pharmaceuticals — 5.9%
Allergan PLC	25,499	$5,226,020
Jazz Pharmaceuticals PLC(1)	42,655	6,238,294
Johnson & Johnson	100,805	13,105,658
Pfizer, Inc.	334,757	11,950,825

		$36,520,797

3

Security	Shares	Value
Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	55,822	$6,498,239

		$6,498,239

Road & Rail — 1.2%
CSX Corp.	141,595	$7,682,945

		$7,682,945

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Ltd.	16,907	$4,100,624
Intel Corp.	171,580	6,533,766
QUALCOMM, Inc.	94,421	4,894,785
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	84,214	3,162,236
Texas Instruments, Inc.	43,452	3,895,037

		$22,586,448

Software — 2.7%
Adobe Systems, Inc.(1)	41,703	$6,221,254
Intuit, Inc.	28,820	4,096,475
Microsoft Corp.	88,233	6,572,476

		$16,890,205

Specialty Retail — 1.5%
Home Depot, Inc. (The)	56,987	$9,320,794

		$9,320,794

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	149,289	$23,008,421
HP, Inc.	319,588	6,378,976

		$29,387,397

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	57,914	$3,002,841

		$3,002,841

Tobacco — 1.6%
Philip Morris International, Inc.	90,431	$10,038,745

		$10,038,745

Total Common Stocks (identified cost $529,008,868)		$620,339,510

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	58,694	$58,700

Total Short-Term Investments (identified cost $58,699)		$58,700

Total Investments — 100.0% (identified cost $529,067,567)		$620,398,210

Other Assets, Less Liabilities — (0.0)%(2)		$(89,295)

Net Assets — 100.0%		$620,308,915

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $9,873.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$620,339,510	*	$—	$—	$620,339,510
Short-Term Investments	—		58,700	—	58,700
Total Investments	$620,339,510		$58,700	$—	$620,398,210

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Core Bond Fund

September 30, 2017 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $148,127,092 and the Fund owned 31.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 41.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.6%
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	$1,301	$1,410,609
Lockheed Martin Corp., 4.70%, 5/15/46	810	909,159
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	631,178

		$2,950,946

Automotive — 1.3%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,503,866
General Motors Co., 4.20%, 10/1/27	2,383	2,421,509
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,000	1,055,000

		$5,980,375

Banks — 13.3%
American Express Co., 3.625%, 12/5/24	$1,162	$1,200,973
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,085,127
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(2)	1,425	1,432,287
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,459,466
Bank of America Corp., 3.30%, 1/11/23	1,237	1,267,750
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(2)	7,180	7,245,956
Bank of New York Mellon Corp. (The), 3.30%, 8/23/29	1,120	1,114,225
Barclays PLC, 4.836%, 5/9/28	1,480	1,535,294
Capital One Bank (USA), NA, 3.375%, 2/15/23	892	906,039
Capital One Financial Corp., 2.50%, 5/12/20	485	487,474
Capital One Financial Corp., 3.75%, 4/24/24	700	723,695
Capital One N.A., 2.65%, 8/8/22	1,780	1,770,381
CIT Group, Inc., 5.00%, 8/1/23	915	988,200
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(2)	4,800	4,841,589
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,026,700
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	933,869
Citigroup, Inc., 4.50%, 1/14/22	725	780,473
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,466,427
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,048,983
Discover Bank, 3.20%, 8/9/21	950	969,849
Discover Financial Services, 3.95%, 11/6/24	490	502,186
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,199,309
First Horizon National Corp., 3.50%, 12/15/20	702	723,163
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(2)	1,909	1,911,928
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	916	924,762
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	994,380
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,544,033
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,151	1,292,401
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,989,377
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,027,355
JPMorgan Chase & Co., 5.625%, 8/16/43	628	770,276

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(2)	$7,100	$7,118,285
Morgan Stanley, 4.00%, 7/23/25	2,220	2,341,980
Morgan Stanley, 4.35%, 9/8/26	643	674,140
Morgan Stanley, 4.875%, 11/1/22	1,132	1,227,840
PPTT, 2006-A GS, Class A, 6.001%(1)(3)	259	256,365
Regions Financial Corp., 2.75%, 8/14/22	640	639,426
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,560,334
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	690,600
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	742,763
Synchrony Bank, 3.00%, 6/15/22	410	409,311
Wells Fargo & Co., 3.45%, 2/13/23	948	971,733

		$62,796,704

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$834,123
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	622,174

		$1,456,297

Building Materials — 0.4%
Masco Corp., 3.50%, 11/15/27	$940	$932,044
Owens Corning, 4.20%, 12/15/22	502	533,142
Vulcan Materials Co., 4.50%, 6/15/47	479	487,618

		$1,952,804

Chemicals — 2.1%
Ecolab, Inc., 2.375%, 8/10/22	$2,392	$2,391,352
Ecolab, Inc., 5.50%, 12/8/41	797	983,596
Mexichem SAB de CV, 4.00%, 10/4/27(1)(4)	2,350	2,345,300
Mexichem SAB de CV, 5.50%, 1/15/48(1)(4)	2,000	1,978,000
Potash Corp. of Saskatchewan, Inc., 4.00%, 12/15/26	1,475	1,540,576
RPM International, Inc., 3.75%, 3/15/27	589	597,908

		$9,836,732

Commercial Services — 0.7%
Block Financial, LLC, 5.25%, 10/1/25	$870	$939,587
Moody’s Corp., 3.25%, 1/15/28(1)	1,414	1,406,852
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,117,375

		$3,463,814

Computers — 2.4%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,106,525
Dell International, LLC/EMC Corp., 3.48%, 6/1/19(1)	4,600	4,689,887
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	1,080	1,134,737
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	1,270	1,412,255
EMC Corp., 1.875%, 6/1/18	1,950	1,942,496
EMC Corp., 3.375%, 6/1/23	1,015	978,644

		$11,264,544

Diversified Financial Services — 2.9%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,238,558
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,747,000

Security	Principal Amount (000’s omitted)	Value
Brookfield Finance, LLC, 4.00%, 4/1/24	$1,070	$1,109,395
Legg Mason, Inc., 4.75%, 3/15/26	667	709,557
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	455,639
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	494,366
Synchrony Financial, 2.541%, (3 mo. USD LIBOR + 1.23%), 2/3/20(5)	3,465	3,500,774
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,485,741

		$13,741,030

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,108,013
ITC Holdings Corp., 4.05%, 7/1/23	680	714,650
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	1,013,408

		$2,836,071

Electrical and Electronic Equipment — 1.1%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$922,561
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,496,250
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	419,500
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,070	1,152,925
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,117,503

		$5,108,739

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$389,700
Smithfield Foods, Inc., 2.65%, 10/3/21(1)(4)	1,304	1,303,135
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,511,238

		$3,204,073

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,491,000

		$1,491,000

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.70%, 6/6/27	$1,439	$1,453,155

		$1,453,155

Home Construction — 0.3%
Lennar Corp., 4.125%, 1/15/22	$313	$324,346
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	972,994

		$1,297,340

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$957,367

		$957,367

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,500,694

		$1,500,694

Insurance — 0.5%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$879,217
Principal Financial Group, Inc., 4.30%, 11/15/46	534	557,755

Security	Principal Amount (000’s omitted)	Value
UnitedHealth Group, Inc., 2.875%, 12/15/21	$724	$742,919

		$2,179,891

Internet Software & Services — 0.1%
Symantec Corp., 5.00%, 4/15/25(1)	$500	$524,065

		$524,065

Lodging and Gaming — 0.3%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$175,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	505	516,363
MGM Resorts International, 4.625%, 9/1/26	900	915,750

		$1,607,113

Mining — 0.4%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$888,471
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	1,013,615

		$1,902,086

Miscellaneous Manufacturing — 0.2%
Hexcel Corp., 3.95%, 2/15/27	$702	$717,237

		$717,237

Oil and Gas — 2.9%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,505,287
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	771,856
BP Capital Markets PLC, 3.224%, 4/14/24	1,452	1,485,067
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,067,767
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,558,200
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,411,346
Nabors Industries, Inc., 4.625%, 9/15/21	983	969,238
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	679,642
Noble Energy, Inc., 3.90%, 11/15/24	937	960,442
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,710,000
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,497,211

		$13,616,056

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$924,241

		$924,241

Pharmaceuticals — 0.9%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,092,542
Mylan N.V., 3.95%, 6/15/26	1,416	1,443,661
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,500	1,495,783

		$4,031,986

Pipelines — 1.4%
Energy Transfer, L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	$2,500	$2,562,500
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	431	465,569
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	492,940
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	683,644
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	800,203
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	971,892

Security	Principal Amount (000’s omitted)	Value
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	$582	$614,357

		$6,591,105

Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp., 3.20%, 9/1/24	$851	$847,910
Crown Castle International Corp., 3.65%, 9/1/27	750	750,804
DDR Corp., 3.625%, 2/1/25	1,016	988,960
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,287,092
iStar, Inc., 4.875%, 7/1/18	1,740	1,762,359
VEREIT Operating Partnership, L.P., 4.875%, 6/1/26	947	1,015,296

		$6,652,421

Retail-Specialty and Apparel — 0.8%
Coach, Inc., 4.125%, 7/15/27	$1,877	$1,889,817
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	965	970,197
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	314,912
Signet UK Finance PLC, 4.70%, 6/15/24	500	495,625

		$3,670,551

Software — 0.3%
CA, Inc., 3.60%, 8/15/22	$400	$409,657
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	988,125

		$1,397,782

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$1,001,279

		$1,001,279

Telecommunications — 2.5%
AT&T, Inc., 3.00%, 6/30/22	$1,043	$1,054,234
AT&T, Inc., 3.40%, 8/14/24	1,333	1,336,522
AT&T, Inc., 3.60%, 2/17/23	1,834	1,888,606
AT&T, Inc., 3.90%, 8/14/27	3,877	3,889,272
AT&T, Inc., 5.15%, 2/14/50	1,200	1,213,925
Nokia Oyj, 4.375%, 6/12/27	1,500	1,546,875
Verizon Communications, Inc., 5.15%, 9/15/23	877	985,163

		$11,914,597

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$913,281

		$913,281

Utilities — 1.7%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,421,915
American Water Capital Corp., 3.40%, 3/1/25	365	377,349
American Water Capital Corp., 4.30%, 9/1/45	842	909,538
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,516,297
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,565	1,552,530
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,037,931

Security	Principal Amount (000’s omitted)	Value
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	$1,270	$1,216,913

		$8,032,473

Total Corporate Bonds & Notes (identified cost $193,099,792)		$196,967,849

Agency Mortgage-Backed Securities — 24.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$943	$1,018,246
Pool #C03490, 4.50%, 8/1/40	761	821,681
Pool #C03815, 3.50%, 3/1/42	612	634,482
Pool #C03921, 3.50%, 5/1/42	634	657,573
Pool #C09031, 2.50%, 2/1/43	1,945	1,897,871
Pool #C09032, 3.50%, 2/1/43	1,063	1,101,559
Pool #C91875, 3.50%, 6/1/36	1,239	1,291,240
Pool #G04913, 5.00%, 3/1/38	871	957,871
Pool #G05958, 5.00%, 8/1/40	208	228,165
Pool #G07459, 3.50%, 8/1/43	2,393	2,478,949
Pool #G07589, 5.50%, 6/1/41	3,565	3,985,827
Pool #G08348, 5.00%, 6/1/39	221	242,070
Pool #G08524, 3.00%, 3/1/43	1,176	1,185,303
Pool #G08534, 3.00%, 6/1/43	2,036	2,052,951
Pool #G08596, 4.50%, 7/1/44	1,082	1,163,649
Pool #G08666, 3.00%, 9/1/45	2,446	2,455,723
Pool #G08670, 3.00%, 10/1/45	1,600	1,606,235
Pool #G08701, 3.00%, 4/1/46	2,456	2,466,386
Pool #G08717, 4.00%, 8/1/46	2,426	2,555,137
Pool #G08738, 3.50%, 12/1/46	2,222	2,291,794
Pool #G08758, 4.00%, 4/1/47	2,144	2,260,448
Pool #G60173, 4.00%, 7/1/45	1,324	1,406,454
Pool #G60761, 3.00%, 10/1/43	2,435	2,456,719
Pool #Q00285, 4.50%, 4/1/41	567	612,180
Pool #Q08641, 3.50%, 6/1/42	635	658,870
Pool #Q10378, 3.00%, 8/1/42	1,236	1,247,654
Pool #Q17453, 3.50%, 4/1/43	1,931	2,002,645
Pool #Q21661, 3.50%, 9/1/43	1,037	1,073,389
Pool #Q34310, 3.50%, 6/1/45	2,310	2,386,558
Pool #Q40264, 3.50%, 5/1/46	1,781	1,838,358
Pool #Q45051, 3.00%, 12/1/46	3,659	3,679,082
Pool #Q46889, 3.50%, 3/1/47	2,973	3,099,965
Pool #Q47999, 4.00%, 5/1/47	3,942	4,189,676

		$58,004,710

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$123	$135,105
Pool #735415, 6.50%, 12/1/32	268	306,485
Pool #889982, 5.50%, 11/1/38	68	75,548

Security	Principal Amount (000’s omitted)	Value
Pool #890427, 3.50%, 4/1/42	$1,193	1,237,705
Pool #929009, 6.00%, 1/1/38	213	242,297
Pool #995203, 5.00%, 7/1/35	25	27,808
Pool #AB3678, 3.50%, 10/1/41	4,074	4,234,613
Pool #AB6633, 3.50%, 10/1/42	1,051	1,089,263
Pool #AB8923, 3.00%, 4/1/43	1,501	1,514,074
Pool #AE0949, 4.00%, 2/1/41	345	366,058
Pool #AH1559, 4.00%, 12/1/40	130	138,303
Pool #AH9055, 4.50%, 4/1/41	453	489,527
Pool #AK6759, 3.50%, 3/1/42	1,088	1,128,494
Pool #AL5162, 3.00%, 9/1/43	1,085	1,094,485
Pool #AL6838, 4.00%, 4/1/43	904	957,954
Pool #AL7019, 3.50%, 11/1/42	2,038	2,112,960
Pool #AL7524, 5.00%, 7/1/41	1,225	1,344,913
Pool #AS3892, 4.00%, 11/1/44	1,263	1,331,397
Pool #AS4421, 4.00%, 2/1/45	893	948,357
Pool #AS5332, 4.00%, 7/1/45	1,519	1,609,078
Pool #AS6014, 4.00%, 10/1/45	997	1,055,721
Pool #AS6811, 3.00%, 3/1/46	1,784	1,791,790
Pool #AS9721, 4.00%, 6/1/47	2,908	3,065,878
Pool #AZ3743, 3.50%, 11/1/45	2,546	2,628,137
Pool #BA0891, 3.50%, 1/1/46	2,814	2,903,894
Pool #BA0908, 3.50%, 3/1/46	1,762	1,818,353
Pool #BA3938, 3.50%, 1/1/46	2,117	2,187,047
Pool #BC1849, 3.00%, 5/1/46	3,221	3,234,208
Pool #BC6815, 3.00%, 6/1/46	2,292	2,301,562
Pool #BD1183, 3.50%, 12/1/46	1,390	1,432,990
Pool #BE2316, 3.50%, 1/1/47	3,443	3,550,725
Pool #MA0634, 4.50%, 1/1/31	809	871,432
Pool #MA0956, 4.00%, 1/1/42	1,468	1,555,630
Pool #MA1789, 4.50%, 2/1/44	973	1,056,378
Pool #MA2389, 3.50%, 9/1/35	751	782,392
Pool #MA2653, 4.00%, 6/1/46	2,468	2,599,248
Pool #MA2711, 3.00%, 8/1/46	1,823	1,815,184

		$55,034,993

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,955	$2,047,887

		$2,047,887

Total Agency Mortgage-Backed Securities (identified cost $115,799,599)		$115,087,590

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M1, 2.437%, (1 mo. USD LIBOR + 1.20%), 10/25/29(5)	$660	$668,407

Security	Principal Amount (000’s omitted)	Value
Series 2017-DNA3, Class M2, 3.734%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)(5)	$715	$717,645

		$1,386,052

Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$2,048	$2,072,582
Series 4030, Class PA, 3.50%, 6/15/40	1,558	1,612,245

		$3,684,827

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1M1, 1.787%, (1 mo. USD LIBOR + 0.55%), 1/25/30(5)	$2,226	$2,223,530
Series 2017-C05, Class 1M2, 3.437%, (1 mo. USD LIBOR + 2.20%), 1/25/30(5)	1,030	1,018,227
Series 2017-C06, Class 1M2, 3.887%, (1 mo. USD LIBOR + 2.65%), 2/25/30(5)	1,275	1,288,619

		$4,530,376

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$386	$419,932
Series 2011-117, Class QA, 3.50%, 10/25/31	1,559	1,572,209
Series 2011-135, Class PK, 4.50%, 5/25/40	1,336	1,400,292
Series 2013-6, Class HD, 1.50%, 12/25/42	321	308,771
Series 2013-130, Class EA, 3.00%, 6/25/38	1,450	1,470,175
Series 2014-70, Class KP, 3.50%, 3/25/44	1,544	1,599,180

		$6,770,559

Government National Mortgage Association:
Series 2017-52, Class UA, 3.00%, 4/16/47	$2,358	$2,361,667
Series 2017-80, Class UD, 3.00%, 5/20/47	1,371	1,371,890

		$3,733,557

Total Collateralized Mortgage Obligations (identified cost $20,117,132)		$20,105,371

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$318	$318,461
Series 2015-1, Class B, 4.12%, 4/15/34(1)	2,000	2,001,066
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.441%, 12/10/54(6)	1,050	1,066,893
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	815,134
COMM Mortgage Trust
Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,429
Series 2013-CR11, Class C, 5.167%, 8/10/50(1)(6)	500	529,613
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	573,039
Series 2014-CR21, Class C, 4.416%, 12/10/47(6)	500	501,600
Series 2014-LC17, Class A2, 3.164%, 10/10/47	550	559,821
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	678,531

Security	Principal Amount (000’s omitted)	Value
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.509%, 12/15/49(6)	$1,500	$1,526,056
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.815%, 8/15/47(1)(6)	675	579,835
Series 2014-C22, Class D, 4.711%, 9/15/47(1)(6)	500	429,182
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(6)	250	214,703
Series 2014-C25, Class D, 4.095%, 11/15/47(1)(6)	1,585	1,263,214
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.171%, 8/15/46	882	934,166
Series 2013-C13, Class D, 4.188%, 1/15/46(1)(6)	2,000	1,859,338
Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	222,126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.296%, 12/15/49(6)	1,050	1,069,484
Motel 6 Trust
Series 2017-MTL6, Class C, 2.634%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(5)	1,520	1,522,850
Series 2017-MTL6, Class D, 3.384%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(5)	1,200	1,199,394
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.73%, 5/10/45(1)(6)	1,350	1,364,718
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.693%, 9/15/58(6)	900	905,489
Series 2015-SG1, Class C, 4.619%, 9/15/48(6)	1,500	1,474,219
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class AS, 3.345%, 5/15/45	110	112,342

Total Commercial Mortgage-Backed Securities (identified cost $21,714,071)		$21,893,703

Asset-Backed Securities — 13.5%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.3%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$2,500	$2,500,680
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	610	611,490
Series 2016-4, Class A3, 1.53%, 7/8/21	825	822,057
Series 2017-2, Class A2A, 1.65%, 9/18/20	670	669,879
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	2,790	2,792,933
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	455,703
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	825	822,600
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	9	8,674
CarMax Auto Owner Trust
Series 2016-1, Class A2A, 1.30%, 4/15/19	98	98,487
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,355,086
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	510	510,164

Security	Principal Amount (000’s omitted)	Value
Enterprise Fleet Financing, LLC
Series 2014-1, Class A3, 1.38%, 9/20/19(1)	$134	$134,466
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,600	1,604,708
First Investors Auto Owner Trust
Series 2015-2A, Class A1, 1.59%, 12/16/19(1)	48	47,758
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	143	142,714
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	239	238,670
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	512	511,770
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	475,806
Series 2016-A, Class A2A, 1.12%, 12/15/18	21	21,037
Series 2017-A, Class A3, 1.67%, 6/15/21	1,080	1,078,454
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	775,568
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,088,798
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,641,399
Santander Drive Auto Receivables Trust
Series 2015-1, Class B, 1.97%, 11/15/19	114	114,034
Series 2016-3, Class A3, 1.50%, 8/17/20	980	979,402
Series 2017-2, Class A2, 1.60%, 3/16/20	985	984,925
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,664
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,341	1,340,445
Wheels SPV, LLC
Series 2017-1A, Class A1, 1.40%, 7/20/18(1)	1,791	1,790,858
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	1,000	1,000,217
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	2,408	2,408,635
Series 2016-A, Class A2, 1.32%, 12/16/19	443	443,166
Series 2016-B, Class A2, 1.10%, 1/15/20	556	555,241
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	1,003,175

		$29,616,663

Computers — 0.2%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,171	$1,172,599

		$1,172,599

Other — 4.7%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,691,570
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	91	91,604
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,203,254
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	94	93,758

Security	Principal Amount (000’s omitted)	Value
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$998	$1,044,687
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	2,391	2,400,156
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,011,007
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	895	897,853
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,917,748
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	6,338	6,353,725
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	1,370	1,372,343
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	68	68,338
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	615	613,957
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	215	215,591
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	724	727,157
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,100	1,108,670
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	700,267
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	600	597,900

		$22,109,585

Restaurants — 2.0%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$1,492	$1,497,366
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	985	1,008,960
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)(4)	653	656,687
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)(4)	340	342,845
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	2,376	2,427,431
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	3,234	3,271,902

		$9,205,191

Single Family Home Rental — 0.3%
Colony American Homes
Series 2014-1A, Class C, 3.084%, (1 mo. USD LIBOR + 1.85%), 5/17/31(1)(5)	$915	$919,013
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	641	640,348

		$1,559,361

Total Asset-Backed Securities (identified cost $63,568,345)		$63,663,399

Foreign Government and Agency Securities — 0.6%
Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$557,338

		$557,338

Mexico — 0.3%
Government of Mexico, 3.60%, 1/30/25	$500	$513,750
Government of Mexico, 4.00%, 10/2/23	790	837,163

		$1,350,913

Panama — 0.2%
Republic of Panama, 3.875%, 3/17/28	$700	$735,000

		$735,000

Total Foreign Government and Agency Securities (identified cost $2,510,263)		$2,643,251

U.S. Treasury Obligations — 9.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 2.875%, 11/15/46	$12,000	$12,034,453
U.S. Treasury Bond, 3.00%, 5/15/47	4,511	4,639,282
U.S. Treasury Bond, 5.00%, 5/15/37	11,425	15,610,522
U.S. Treasury Note, 1.50%, 5/15/20	10,650	10,627,951
U.S. Treasury Note, 2.25%, 8/15/27	3,584	3,558,450

Total U.S. Treasury Obligations (identified cost $46,363,992)		$46,470,658

Preferred Securities — 0.0%(7)

Security	Shares	Value
Insurance — 0.0%(7)
American Overseas Group, Ltd., Series A, 4.891%, (3 mo. USD LIBOR + 3.557%)(5)(8)(9)	2,000	$115,720

Total Preferred Securities (identified cost $2,017,240)		$115,720

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(10)	5,318,406	$5,318,938

Total Short-Term Investments (identified cost $5,319,207)		$5,318,938

Total Investments — 100.2% (identified cost $470,509,641)		$472,266,479

Other Assets, Less Liabilities — (0.2)%		$(740,708)

Net Assets — 100.0%		$471,525,771

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $92,372,768 or 19.6% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	When-issued security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2017.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2017.

(7)	Amount is less than 0.05%.

(8)	Non-income producing security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $47,358.

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$196,967,849	$—	$196,967,849
Agency Mortgage-Backed Securities	—	115,087,590	—	115,087,590
Collateralized Mortgage Obligations	—	20,105,371	—	20,105,371
Commercial Mortgage-Backed Securities	—	21,893,703	—	21,893,703
Asset-Backed Securities	—	63,663,399	—	63,663,399
Foreign Government and Agency Securities	—	2,643,251	—	2,643,251
U.S. Treasury Obligations	—	46,470,658	—	46,470,658
Preferred Securities	—	—	115,720	115,720
Short-Term Investments	—	5,318,938	—	5,318,938
Total Investments	$—	$472,150,759	$115,720	$472,266,479

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2017 is not presented. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

September 30, 2017 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $962,389,191 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.0%
CAE, Inc.	559,800	$9,793,976
Lockheed Martin Corp.	25,500	7,912,395
Textron, Inc.	214,500	11,557,260

		$29,263,631

Auto Components — 0.7%
Delphi Automotive PLC	65,000	$6,396,000

		$6,396,000

Automobiles — 0.5%
Ford Motor Co.	390,000	$4,668,300

		$4,668,300

Banks — 6.3%
First Hawaiian, Inc.	306,600	$9,286,914
JPMorgan Chase & Co.	235,500	22,492,605
People’s United Financial, Inc.(1)	478,600	8,681,804
Wells Fargo & Co.	369,900	20,399,985

		$60,861,308

Beverages — 1.1%
Diageo PLC	306,100	$10,066,252

		$10,066,252

Biotechnology — 5.1%
AbbVie, Inc.	127,300	$11,311,878
Alexion Pharmaceuticals, Inc.(2)	23,000	3,226,670
Biogen, Inc.(2)	22,700	7,107,824
Celgene Corp.(2)	34,640	5,051,205
Gilead Sciences, Inc.	206,100	16,698,222
Incyte Corp.(2)	22,000	2,568,280
Vertex Pharmaceuticals, Inc.(2)	21,000	3,192,840

		$49,156,919

Capital Markets — 3.1%
Blackstone Group LP (The)	281,500	$9,393,655
CBOE Holdings, Inc.	95,600	10,289,428
Invesco, Ltd.	284,200	9,958,368

		$29,641,451

Chemicals — 1.9%
DowDuPont, Inc.	104,100	$7,206,843
LyondellBasell Industries NV, Class A	110,039	10,899,363

		$18,106,206

1

Security	Shares	Value
Commercial Services & Supplies — 1.0%
Brambles, Ltd.	651,500	$4,611,342
Deluxe Corp.	67,000	4,888,320

		$9,499,662

Communications Equipment — 1.8%
Cisco Systems, Inc.	510,000	$17,151,300

		$17,151,300

Consumer Finance — 0.7%
Ally Financial, Inc.	261,723	$6,349,400

		$6,349,400

Containers & Packaging — 1.3%
International Paper Co.	219,353	$12,463,638

		$12,463,638

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(2)	71,000	$6,120,910

		$6,120,910

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	567,480	$28,084,585

		$28,084,585

Electric Utilities — 1.2%
Southern Co. (The)	235,000	$11,547,900

		$11,547,900

Electronic Equipment, Instruments & Components — 1.1%
FLIR Systems, Inc.	265,200	$10,318,932

		$10,318,932

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.	121,800	$8,496,768

		$8,496,768

Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	154,000	$10,153,220
Extra Space Storage, Inc.	128,000	10,229,760
National Retail Properties, Inc.	135,800	5,657,428

		$26,040,408

Food & Staples Retailing — 1.9%
US Foods Holding Corp.(2)	492,100	$13,139,070
Wal-Mart Stores, Inc.	65,000	5,079,100

		$18,218,170

Food Products — 1.4%
Pinnacle Foods, Inc.	236,100	$13,497,837

		$13,497,837

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(2)	290,000	$8,459,300
Medtronic PLC	61,600	4,790,632

		$13,249,932

2

Security	Shares	Value
Health Care Providers & Services — 1.8%
Aetna, Inc.	111,100	$17,666,011

		$17,666,011

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	155,600	$9,983,296

		$9,983,296

Household Durables — 0.8%
Newell Brands, Inc.	187,000	$7,979,290

		$7,979,290

Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners LP	246,820	$9,944,378

		$9,944,378

Industrial Conglomerates — 3.7%
3M Co.	101,800	$21,367,820
General Electric Co.	576,500	13,939,770

		$35,307,590

Insurance — 4.4%
American Financial Group, Inc.	95,900	$9,920,855
Chubb, Ltd.	103,600	14,768,180
First American Financial Corp.(1)	242,600	12,122,722
RLI Corp.	95,600	5,483,616

		$42,295,373

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(2)	17,800	$17,112,030

		$17,112,030

Internet Software & Services — 5.9%
Alphabet, Inc., Class C(2)	27,914	$26,772,597
Facebook, Inc., Class A(2)	177,000	30,243,990

		$57,016,587

IT Services — 2.6%
Amdocs, Ltd.	142,500	$9,165,600
International Business Machines Corp.	38,972	5,654,058
Leidos Holdings, Inc.	169,000	10,008,180

		$24,827,838

Machinery — 0.3%
Caterpillar, Inc.	26,000	$3,242,460

		$3,242,460

Media — 3.1%
Interpublic Group of Cos., Inc. (The)	911,900	$18,958,401
Walt Disney Co. (The)	110,200	10,862,414

		$29,820,815

Metals & Mining — 0.3%
Rio Tinto PLC ADR(1)	59,400	$2,803,086

		$2,803,086

3

Security	Shares	Value
Multi-Utilities — 1.0%
Sempra Energy	81,100	$9,255,943

		$9,255,943

Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	129,100	$15,169,250
ConocoPhillips	163,300	8,173,165
Occidental Petroleum Corp.	105,400	6,767,734
Phillips 66	134,200	12,294,062
Royal Dutch Shell PLC, Class B	330,100	10,162,492

		$52,566,703

Personal Products — 0.5%
Unilever PLC	81,400	$4,711,376

		$4,711,376

Pharmaceuticals — 5.5%
Eli Lilly & Co.	44,400	$3,797,976
Johnson & Johnson	177,600	23,089,776
Pfizer, Inc.	738,000	26,346,600

		$53,234,352

Road & Rail — 1.1%
Kansas City Southern	95,300	$10,357,204

		$10,357,204

Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.	341,200	$12,992,896
QUALCOMM, Inc.	349,400	18,112,896
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	203,100	7,626,405
Texas Instruments, Inc.	69,000	6,185,160

		$44,917,357

Software — 2.3%
Adobe Systems, Inc.(2)	22,900	$3,416,222
Microsoft Corp.	255,467	19,029,737

		$22,445,959

Specialty Retail — 2.1%
Home Depot, Inc. (The)	122,700	$20,068,812

		$20,068,812

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	205,100	$31,610,012
HP, Inc.	704,000	14,051,840

		$45,661,852

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	242,700	$9,775,956

		$9,775,956

Tobacco — 3.4%
Altria Group, Inc.	257,690	$16,342,700
Philip Morris International, Inc.	149,535	16,599,880

		$32,942,580

Total Common Stocks (identified cost $843,852,173)		$953,136,357

4

Short-Term Investments — 0.6%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	3,940,316	$3,940,710
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,970,400	1,970,400

Total Short-Term Investments (identified cost $5,911,220)		$5,911,110

Total Investments — 99.7% (identified cost $849,763,393)		$959,047,467

Other Assets, Less Liabilities — 0.3%		$3,341,793

Net Assets — 100.0%		$962,389,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2017. The aggregate market value of securities on loan at September 30, 2017 was $13,250,166 and the total market value of the collateral received by the Fund was $13,470,059 including cash collateral of $1,970,400 and non-cash U.S. Government securities collateral of $11,499,659.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $10,632.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$111,925,409	$—		$—	$111,925,409
Consumer Staples	64,658,587	14,777,628		—	79,436,215
Energy	50,900,979	10,162,492		—	61,063,471
Financials	139,147,532	—		—	139,147,532
Health Care	133,307,214	—		—	133,307,214
Industrials	83,059,205	4,611,342		—	87,670,547
Information Technology	222,339,825	—		—	222,339,825
Materials	33,372,930	—		—	33,372,930
Real Estate	26,040,408	—		—	26,040,408
Telecommunication Services	28,084,585	—		—	28,084,585
Utilities	30,748,221	—		—	30,748,221
Total Common Stocks	$923,584,895	$29,551,462	*	$—	$953,136,357
Short-Term Investments	$1,970,400	$3,940,710		$—	$5,911,110
Total Investments	$925,555,295	$33,492,172		$—	$959,047,467

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Greater India Fund

September 30, 2017 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $254,155,553 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
India — 94.7%
Auto Components — 1.2%
MRF, Ltd.	3,154	$3,055,070

		$3,055,070

Automobiles — 6.1%
Maruti Suzuki India, Ltd.	126,281	$15,462,400

		$15,462,400

Banks — 14.9%
Federal Bank, Ltd.	692,039	$1,200,695
HDFC Bank, Ltd.	403,603	11,137,980
ICICI Bank, Ltd.	1,449,926	6,159,073
IndusInd Bank, Ltd.	332,966	8,551,972
RBL Bank, Ltd.(1)	365,386	2,848,318
Yes Bank, Ltd.	1,502,415	8,048,824

		$37,946,862

Beverages — 0.7%
United Breweries, Ltd.	139,855	$1,757,523

		$1,757,523

Biotechnology — 0.4%
Biocon, Ltd.	228,170	$1,162,217

		$1,162,217

Building Products — 0.7%
Kajaria Ceramics, Ltd.	165,378	$1,798,437

		$1,798,437

Capital Markets — 1.4%
Care Ratings, Ltd.	163,539	$3,463,562

		$3,463,562

Chemicals — 3.5%
Bayer CropScience, Ltd./India	28,605	$1,708,568
Castrol India, Ltd.	285,075	1,564,884
UPL, Ltd.	469,941	5,608,089

		$8,881,541

Construction & Engineering — 1.4%
Voltas, Ltd.	458,638	$3,554,490

		$3,554,490

Construction Materials — 5.7%
Ambuja Cements, Ltd.	745,692	$3,057,076
Century Textiles & Industries, Ltd.	181,003	3,401,394
Dalmia Bharat, Ltd.	61,347	2,397,944
Grasim Industries, Ltd.	28,212	490,942
Grasim Industries, Ltd. GDR(2)	291,800	5,065,619

		$14,412,975

1

Security	Shares	Value
Consumer Finance — 7.5%
Bajaj Finance, Ltd.	285,730	$8,048,796
Bharat Financial Inclusion, Ltd.(3)	166,217	2,419,042
Mahindra & Mahindra Financial Services, Ltd.	517,379	3,270,303
Muthoot Finance, Ltd.	731,834	5,338,706

		$19,076,847

Diversified Financial Services — 2.1%
Aditya Birla Capital, Ltd. GDR(3)	185,996	$526,495
Bajaj Holdings & Investment, Ltd.	110,719	4,723,098

		$5,249,593

Food Products — 1.6%
Britannia Industries, Ltd.	60,017	$3,995,952

		$3,995,952

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	661,871	$1,197,160

		$1,197,160

Household Durables — 3.7%
Crompton Greaves Consumer Electricals, Ltd.	2,028,778	$6,484,907
Whirlpool of India, Ltd.	145,630	2,854,883

		$9,339,790

Household Products — 2.4%
Hindustan Unilever, Ltd.	335,920	$6,021,003

		$6,021,003

Industrial Conglomerates — 1.1%
Siemens, Ltd.	155,154	$2,822,076

		$2,822,076

Insurance — 0.7%
ICICI Lombard General Insurance Co., Ltd.(1)(3)	180,819	$1,885,146

		$1,885,146

Internet Software & Services — 1.5%
Info Edge India, Ltd.	220,829	$3,720,222

		$3,720,222

IT Services — 5.7%
HCL Technologies, Ltd.	388,225	$5,180,069
Infosys, Ltd.	682,029	9,407,143

		$14,587,212

Life Sciences Tools & Services — 0.5%
Divi’s Laboratories, Ltd.	92,012	$1,216,803

		$1,216,803

Machinery — 4.8%
AIA Engineering, Ltd.	93,336	$1,901,483
Eicher Motors, Ltd.	15,932	7,626,234
Thermax, Ltd.	186,957	2,720,778

		$12,248,495

Media — 0.8%
Sun TV Network, Ltd.	164,934	$1,931,909

		$1,931,909

2

Security	Shares	Value
Metals & Mining — 3.2%
Hindalco Industries, Ltd.	1,221,302	$4,516,368
Hindustan Zinc, Ltd.	799,666	3,643,555

		$8,159,923

Oil, Gas & Consumable Fuels — 4.2%
Bharat Petroleum Corp., Ltd.	513,838	$3,739,799
Indian Oil Corp., Ltd.	744,982	4,563,259
Reliance Industries, Ltd.	208,230	2,493,704

		$10,796,762

Personal Products — 2.8%
Emami, Ltd.	206,931	$3,455,809
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	3,619,797

		$7,075,606

Pharmaceuticals — 4.2%
Abbott India, Ltd.	34,916	$2,257,023
Cadila Healthcare, Ltd.	258,021	1,859,276
Cipla, Ltd.	535,500	4,803,250
Eris Lifesciences, Ltd.(1)(3)	212,094	1,877,144

		$10,796,693

Real Estate Management & Development — 0.5%
Prestige Estates Projects, Ltd.	325,464	$1,360,541

		$1,360,541

Road & Rail — 1.3%
Container Corp. of India, Ltd.	154,547	$3,196,624

		$3,196,624

Thrifts & Mortgage Finance — 4.1%
Housing Development Finance Corp., Ltd.	396,352	$10,507,571

		$10,507,571

Tobacco — 2.3%
ITC, Ltd.	1,508,021	$5,957,713

		$5,957,713

Wireless Telecommunication Services — 3.2%
Idea Cellular, Ltd.	6,728,649	$8,025,280

		$8,025,280

Total India (identified cost $185,796,017)		$240,663,998

United States — 3.5%
IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A	121,937	$8,845,310

		$8,845,310

Total United States (identified cost $6,629,544)		$8,845,310

Total Common Stocks (identified cost $192,425,561)		$249,509,308

3

Short-Term Investments — 0.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	$1,639	$1,638,842

Total Short-Term Investments (identified cost $1,638,842)		$1,638,842

Total Investments — 98.8% (identified cost $194,064,403)		$251,148,150

Other Assets, Less Liabilities — 1.2%		$3,009,188

Net Assets — 100.0%		$254,157,338

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $6,610,608 or 2.6% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the aggregate value of these securities is $5,065,619 or 2.0% of the Portfolio’s net assets.

(3)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	206	Long	Oct-17	$4,038,836	$(39,485)

					$(39,485)

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2017, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $39,485.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$30,986,329	$—	$30,986,329
Consumer Staples	—	24,807,797	—	24,807,797
Energy	—	10,796,762	—	10,796,762
Financials	1,885,146	76,244,435	—	78,129,581
Health Care	—	13,175,713	—	13,175,713
Industrials	—	23,620,122	—	23,620,122
Information Technology	8,845,310	18,307,434	—	27,152,744
Materials	—	31,454,439	—	31,454,439
Real Estate	—	1,360,541	—	1,360,541
Telecommunication Services	—	8,025,280	—	8,025,280
Total Common Stocks	$10,730,456	$238,778,852 *	$—	$249,509,308
Short-Term Investments	$—	$1,638,842	$—	$1,638,842
Total Investments	$10,730,456	$240,417,694	$—	$251,148,150

Liability Description
Futures Contracts	$—	$(39,485)	$—	$(39,485)
Total	$—	$(39,485)	$—	$(39,485)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Growth Fund

September 30, 2017 (Unaudited)

Eaton Vance Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $322,591,174 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Growth Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	34,084	$6,359,393

		$6,359,393

Air Freight & Logistics — 2.2%
FedEx Corp.	32,155	$7,253,525

		$7,253,525

Auto Components — 1.5%
Delphi Automotive PLC	48,940	$4,815,696

		$4,815,696

Banks — 2.1%
JPMorgan Chase & Co.	36,503	$3,486,401
KeyCorp	167,302	3,148,624

		$6,635,025

Beverages — 2.0%
Constellation Brands, Inc., Class A	20,010	$3,990,995
PepsiCo, Inc.	21,715	2,419,702

		$6,410,697

Biotechnology — 9.3%
Alexion Pharmaceuticals, Inc.(1)	15,370	$2,156,257
Biogen, Inc.(1)	10,883	3,407,685
Celgene Corp.(1)	83,324	12,150,306
Gilead Sciences, Inc.	76,280	6,180,205
Incyte Corp.(1)	17,397	2,030,926
Vertex Pharmaceuticals, Inc.(1)	26,821	4,077,865

		$30,003,244

Capital Markets — 2.7%
CBOE Holdings, Inc.(2)	21,819	$2,348,379
Charles Schwab Corp. (The)	98,070	4,289,582
S&P Global, Inc.	13,902	2,173,021

		$8,810,982

Chemicals — 3.4%
Ecolab, Inc.	48,646	$6,256,362
Monsanto Co.	19,952	2,390,648
Olin Corp.	64,791	2,219,092

		$10,866,102

Communications Equipment — 1.6%
Palo Alto Networks, Inc.(1)	36,173	$5,212,529

		$5,212,529

Distributors — 1.7%
LKQ Corp.(1)	156,141	$5,619,515

		$5,619,515

1

Security	Shares	Value
Energy Equipment & Services — 1.1%
Halliburton Co.	75,044	$3,454,275

		$3,454,275

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	18,619	$3,058,915
US Foods Holding Corp.(1)	118,900	3,174,630

		$6,233,545

Food Products — 2.2%
Mondelez International, Inc., Class A	78,837	$3,205,512
Pinnacle Foods, Inc.	70,474	4,028,999

		$7,234,511

Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(1)	7,303	$1,360,330
Danaher Corp.	35,092	3,010,192

		$4,370,522

Health Care Providers & Services — 1.1%
Aetna, Inc.	21,629	$3,439,227

		$3,439,227

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	51,949	$2,790,181

		$2,790,181

Household Durables — 1.0%
Newell Brands, Inc.	77,572	$3,309,997

		$3,309,997

Industrial Conglomerates — 0.7%
3M Co.	11,308	$2,373,549

		$2,373,549

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)	20,029	$19,254,879
Priceline Group, Inc. (The)(1)	892	1,633,092

		$20,887,971

Internet Software & Services — 15.6%
Alphabet, Inc., Class A(1)	11,759	$11,449,973
Alphabet, Inc., Class C(1)	14,013	13,440,008
Facebook, Inc., Class A(1)	116,287	19,869,960
GoDaddy, Inc., Class A(1)	129,227	5,622,667

		$50,382,608

IT Services — 4.0%
Visa, Inc., Class A(2)	123,225	$12,968,199

		$12,968,199

Leisure Products — 0.5%
Mattel, Inc.(2)	98,948	$1,531,715

		$1,531,715

Machinery — 2.1%
Dover Corp.	74,358	$6,795,578

		$6,795,578

2

Security	Shares	Value
Media — 1.2%
Walt Disney Co. (The)	39,888	$3,931,760

		$3,931,760

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources, Inc.	13,448	$1,300,960

		$1,300,960

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	16,333	$1,761,351
Unilever NV - NY Shares	27,975	1,651,644

		$3,412,995

Pharmaceuticals — 4.9%
Allergan PLC	26,871	$5,507,211
Eli Lilly & Co.	37,858	3,238,373
Johnson & Johnson	24,661	3,206,177
Zoetis, Inc.	62,455	3,982,131

		$15,933,892

Road & Rail — 4.1%
CSX Corp.	134,053	$7,273,716
J.B. Hunt Transport Services, Inc.	52,991	5,886,240

		$13,159,956

Semiconductors & Semiconductor Equipment — 2.6%
Broadcom, Ltd.	20,237	$4,908,282
Texas Instruments, Inc.	38,506	3,451,678

		$8,359,960

Software — 8.9%
Adobe Systems, Inc.(1)	40,280	$6,008,970
FireEye, Inc.(1)(2)	206,075	3,455,878
Intuit, Inc.	24,430	3,472,480
Microsoft Corp.	97,054	7,229,553
salesforce.com, inc.(1)	91,008	8,501,967

		$28,668,848

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	29,364	$2,912,909
Burlington Stores, Inc.(1)	20,849	1,990,245
Home Depot, Inc. (The)	26,480	4,331,069

		$9,234,223

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	61,546	$9,485,470

		$9,485,470

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(1)	45,646	$2,841,464
NIKE, Inc., Class B	60,725	3,148,591

		$5,990,055

Total Common Stocks (identified cost $191,778,920)		$317,236,705

3

Short-Term Investments — 2.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	5,323,972	$5,324,504
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,519,242	3,519,242

Total Short-Term Investments (identified cost $8,844,278)		$8,843,746

Total Investments — 101.1% (identified cost $200,623,198)		$326,080,451

Other Assets, Less Liabilities — (1.1)%		$(3,489,239)

Net Assets — 100.0%		$322,591,212

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at September 30, 2017. The aggregate market value of securities on loan at September 30, 2017 was $20,100,951 and the total market value of the collateral received by the Portfolio was $20,425,437, including cash collateral of $3,519,242 and non-cash U.S. Government securities collateral of $16,906,195.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $21,780.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$317,236,705	*	$—	$—	$317,236,705
Short-Term Investments	3,519,242		5,324,504	—	8,843,746
Total Investments	$320,755,947		$5,324,504	$—	$326,080,451

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Large-Cap Value Fund

September 30, 2017 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $2,223,027,139 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	309,794	$17,788,372
Textron, Inc.	269,873	14,540,757

		$32,329,129

Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.(1)	896,184	$68,199,602

		$68,199,602

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	566,462	$18,834,862

		$18,834,862

Banks — 15.0%
Bank of America Corp.	2,977,276	$75,444,174
First Republic Bank	124,980	13,055,411
Great Western Bancorp, Inc.	424,012	17,503,215
JPMorgan Chase & Co.	893,952	85,381,355
KeyCorp	1,152,989	21,699,253
PNC Financial Services Group, Inc. (The)	29,284	3,946,605
U.S. Bancorp	961,120	51,506,421
Wells Fargo & Co.	1,157,821	63,853,828

		$332,390,262

Biotechnology — 1.2%
Gilead Sciences, Inc.	341,739	$27,687,694

		$27,687,694

Capital Markets — 3.4%
Charles Schwab Corp. (The)	673,148	$29,443,493
Credit Suisse Group AG	1,551,409	24,581,437
Credit Suisse Group AG(2)	363,304	5,756,402
E*TRADE Financial Corp.(3)	383,793	16,737,213

		$76,518,545

Consumer Finance — 0.9%
Ally Financial, Inc.	331,836	$8,050,342
Discover Financial Services	184,811	11,916,613

		$19,966,955

Containers & Packaging — 1.9%
Ball Corp.(1)	301,456	$12,450,133
International Paper Co.(1)	505,542	28,724,896

		$41,175,029

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(3)	192,488	$35,286,900

		$35,286,900

1

Security	Shares	Value
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	915,134	$35,845,799
Verizon Communications, Inc.	1,662,588	82,281,480

		$118,127,279

Electric Utilities — 1.9%
NextEra Energy, Inc.	286,811	$42,032,152

		$42,032,152

Electronic Equipment, Instruments & Components — 1.0%
FLIR Systems, Inc.	592,098	$23,038,533

		$23,038,533

Energy Equipment & Services — 2.7%
Core Laboratories NV(1)	163,544	$16,141,793
Halliburton Co.	577,864	26,599,080
Oceaneering International, Inc.(1)	614,041	16,130,857

		$58,871,730

Equity Real Estate Investment Trusts (REITs) — 6.9%
Boston Properties, Inc.	140,603	$17,277,297
DCT Industrial Trust, Inc.	302,442	17,517,440
Equity Residential	474,175	31,262,358
Public Storage	158,639	33,947,159
Simon Property Group, Inc.	337,769	54,384,187

		$154,388,441

Food Products — 3.2%
McCormick & Co., Inc.(1)	283,982	$29,147,913
Mondelez International, Inc., Class A	1,018,591	41,415,910

		$70,563,823

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(3)	712,348	$20,779,191

		$20,779,191

Health Care Providers & Services — 1.5%
Aetna, Inc.	204,996	$32,596,414

		$32,596,414

Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	304,765	$16,368,928

		$16,368,928

Household Durables — 0.9%
Whirlpool Corp.	109,942	$20,277,702

		$20,277,702

Household Products — 1.8%
Colgate-Palmolive Co.	535,124	$38,983,783

		$38,983,783

2

Security	Shares	Value
Insurance — 2.8%
Alleghany Corp.(3)	47,145	$26,118,801
American Financial Group, Inc.	108,620	11,236,739
Chubb, Ltd.	170,834	24,352,387

		$61,707,927

Internet Software & Services — 1.7%
Alphabet, Inc., Class C(3)	39,806	$38,178,333

		$38,178,333

IT Services — 1.0%
Leidos Holdings, Inc.	373,763	$22,134,245

		$22,134,245

Machinery — 1.8%
Caterpillar, Inc.(1)	215,986	$26,935,614
Parker-Hannifin Corp.	71,716	12,551,734

		$39,487,348

Metals & Mining — 0.5%
Rio Tinto PLC ADR(1)	245,926	$11,605,248

		$11,605,248

Multi-Utilities — 3.2%
CMS Energy Corp.	629,265	$29,147,555
Sempra Energy	370,454	42,279,915

		$71,427,470

Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	529,028	$62,160,790
ConocoPhillips	666,081	33,337,354
EOG Resources, Inc.	374,955	36,273,147
Exxon Mobil Corp.	166,575	13,655,819
Phillips 66	253,448	23,218,371

		$168,645,481

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	88,793	$9,575,437

		$9,575,437

Pharmaceuticals — 9.4%
Allergan PLC	178,020	$36,485,199
Eli Lilly & Co.	189,858	16,240,453
Johnson & Johnson	716,188	93,111,602
Pfizer, Inc.	1,499,498	53,532,079
Zoetis, Inc.	162,744	10,376,557

		$209,745,890

Road & Rail — 2.4%
CSX Corp.	975,352	$52,922,600

		$52,922,600

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	1,134,941	$43,218,553
QUALCOMM, Inc.	700,109	36,293,651

		$79,512,204

3

Security	Shares	Value
Specialty Retail — 1.0%
Home Depot, Inc. (The)	139,871	$22,877,301

		$22,877,301

Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc.(3)	304,591	$18,960,790
NIKE, Inc., Class B	200,346	10,387,940
VF Corp.(1)	270,264	17,180,682

		$46,529,412

Tobacco — 3.3%
Altria Group, Inc.	291,971	$18,516,801
Philip Morris International, Inc.	493,795	54,816,183

		$73,332,984

Total Common Stocks (identified cost $1,852,296,249)		$2,156,098,834

Short-Term Investments — 3.2%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(4)	47,802,059	$47,806,839
State Street Navigator Securities Lending Government Money Market Portfolio(5)	24,649,396	24,649,396

Total Short-Term Investments (identified cost $72,459,973)		$72,456,235

Total Investments — 100.2% (identified cost $1,924,756,222)		$2,228,555,069

Other Assets, Less Liabilities — (0.2)%		$(5,527,893)

Net Assets — 100.0%		$2,223,027,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2017. The aggregate market value of securities on loan at September 30, 2017 was $121,558,546 and the total market value of the collateral received by the Portfolio was $123,142,615, including cash collateral of $24,649,396 and non-cash U.S. Government securities collateral of $98,493,219.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $265,996.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$124,888,205	$—		$—	$124,888,205
Consumer Staples	192,456,027	—		—	192,456,027
Energy	227,517,211	—		—	227,517,211
Financials	495,532,750	30,337,839		—	525,870,589
Health Care	290,809,189	—		—	290,809,189
Industrials	192,938,679	—		—	192,938,679
Information Technology	162,863,315	—		—	162,863,315
Materials	52,780,277	—		—	52,780,277
Real Estate	154,388,441	—		—	154,388,441
Telecommunication Services	118,127,279	—		—	118,127,279
Utilities	113,459,622	—		—	113,459,622
Total Common Stocks	$2,125,760,995	$30,337,839	*	$—	$2,156,098,834
Short-Term Investments	$24,649,396	$47,806,839		$—	$72,456,235
Total Investments	$2,150,410,391	$78,144,678		$—	$2,228,555,069

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Real Estate Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.8%
Hilton Worldwide Holdings, Inc.	11,603	$805,828
Marriott International, Inc., Class A	6,213	685,046

		$1,490,874

Other — 1.2%
CBRE Group, Inc., Class A(1)	8,780	$332,586
Jones Lang LaSalle, Inc.	2,639	325,917

		$658,503

Real Estate Investment Trusts — 95.4%

Security	Shares	Value
Diversified, Specialty & Other — 8.8%
CoreSite Realty Corp.	6,388	$714,817
Digital Realty Trust, Inc.	8,075	955,515
National Retail Properties, Inc.	22,967	956,805
PS Business Parks, Inc.	1,983	264,731
STORE Capital Corp.	26,759	665,496
Vornado Realty Trust	15,116	1,162,118

		$4,719,482

Health Care — 6.7%
HCP, Inc.	28,556	$794,714
Physicians Realty Trust	14,751	261,535
Ventas, Inc.	18,188	1,184,584
Welltower, Inc.	19,387	1,362,518

		$3,603,351

Hotels & Resorts — 3.8%
DiamondRock Hospitality Co.	36,280	$397,266
Host Hotels & Resorts, Inc.	31,804	588,056
Park Hotels & Resorts, Inc.	13,182	363,296
Sunstone Hotel Investors, Inc.	42,067	676,017

		$2,024,635

Industrial — 8.7%
DCT Industrial Trust, Inc.	22,584	$1,308,065
Duke Realty Corp.	20,612	594,038
EastGroup Properties, Inc.	7,989	703,991
First Industrial Realty Trust, Inc.	8,873	266,988
ProLogis, Inc.	28,228	1,791,349

		$4,664,431

Malls and Factory Outlets — 13.9%
GGP, Inc.	76,658	$1,592,187

1

Security	Shares	Value
Pennsylvania Real Estate Investment Trust	29,128	$305,553
Simon Property Group, Inc.	32,904	5,297,873
Tanger Factory Outlet Centers, Inc.	11,925	291,208

		$7,486,821

Multifamily — 23.4%
American Campus Communities, Inc.	10,068	$444,502
AvalonBay Communities, Inc.	15,268	2,724,117
Camden Property Trust	12,635	1,155,471
Education Realty Trust, Inc.	16,585	595,899
Equity Residential	49,150	3,240,459
Essex Property Trust, Inc.	6,960	1,768,049
Invitation Homes, Inc.	34,046	771,142
Mid-America Apartment Communities, Inc.	17,601	1,881,195

		$12,580,834

Office — 11.9%
Boston Properties, Inc.	22,557	$2,771,804
Corporate Office Properties Trust	11,925	391,498
Cousins Properties, Inc.	79,540	742,904
Douglas Emmett, Inc.	8,785	346,305
Highwoods Properties, Inc.	18,561	966,842
Hudson Pacific Properties, Inc.	18,402	617,019
JBG Smith Properties(1)	7,558	258,559
Parkway, Inc.	11,844	272,767

		$6,367,698

Self Storage — 10.1%
CubeSmart	35,395	$918,854
Extra Space Storage, Inc.	9,546	762,916
Public Storage	17,517	3,748,463

		$5,430,233

Strip Centers — 8.1%
Acadia Realty Trust	24,113	$690,114
DDR Corp.	86,753	794,657
Federal Realty Investment Trust	9,403	1,167,947
Kimco Realty Corp.	24,609	481,106
Regency Centers Corp.	19,991	1,240,242

		$4,374,066

Total Real Estate Investment Trusts		$51,251,551

Total Common Stocks (identified cost $46,212,690)		$53,400,928

2

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(2)	297,955	$297,984

Total Short-Term Investments (identified cost $298,011)		$297,984

Total Investments — 100.0% (identified cost $46,510,701)		$53,698,912

Other Assets, Less Liabilities — 0.0%(3)		$4,240

Net Assets — 100.0%		$53,703,152

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $6,945.

(3)	Amount is less than 0.05%.

The Fund did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$53,400,928	*	$—	$—	$53,400,928
Short-Term Investments	—		297,984	—	297,984
Total Investments	$53,400,928		$297,984	$—	$53,698,912

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Small-Cap Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 3.9%
Hexcel Corp.	32,687	$1,876,888
Mercury Systems, Inc.(1)	23,347	1,211,242

		$3,088,130

Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A(1)	17,884	$768,118

		$768,118

Banks — 11.3%
Ameris Bancorp	17,060	$818,880
Bank of the Ozarks, Inc.	27,921	1,341,604
BankUnited, Inc.	15,233	541,838
Columbia Banking System, Inc.	26,963	1,135,412
First Hawaiian, Inc.	34,627	1,048,852
Sterling Bancorp	54,007	1,331,272
WesBanco, Inc.	26,498	1,086,948
Western Alliance Bancorp(1)	16,308	865,629
Wintrust Financial Corp.	10,231	801,189

		$8,971,624

Biotechnology — 2.3%
Ligand Pharmaceuticals, Inc.(1)	13,382	$1,821,959

		$1,821,959

Capital Markets — 3.3%
CBOE Holdings, Inc.	6,626	$713,156
Cohen & Steers, Inc.	28,015	1,106,312
Lazard, Ltd., Class A	18,098	818,392

		$2,637,860

Chemicals — 2.2%
Balchem Corp.	21,263	$1,728,469

		$1,728,469

Commercial Services & Supplies — 4.6%
Brink’s Co. (The)	9,680	$815,540
Deluxe Corp.	16,020	1,168,819
Multi-Color Corp.	20,347	1,667,437

		$3,651,796

Communications Equipment — 1.2%
NETGEAR, Inc.(1)	20,436	$972,754

		$972,754

Construction Materials — 1.8%
US Concrete, Inc.(1)	18,207	$1,389,194

		$1,389,194

1

Security	Shares	Value
Diversified Consumer Services — 6.0%
Bright Horizons Family Solutions, Inc.(1)	18,890	$1,628,507
Grand Canyon Education, Inc.(1)	14,112	1,281,652
ServiceMaster Global Holdings, Inc.(1)	38,820	1,814,058

		$4,724,217

Electric Utilities — 0.5%
ALLETE, Inc.	5,512	$426,022

		$426,022

Electrical Equipment — 1.7%
AZZ, Inc.	12,989	$632,564
EnerSys	10,429	721,374

		$1,353,938

Electronic Equipment, Instruments & Components — 3.2%
Dolby Laboratories, Inc., Class A	32,076	$1,845,011
FLIR Systems, Inc.	13,960	543,184
MTS Systems Corp.	3,162	169,009

		$2,557,204

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.	15,018	$394,523

		$394,523

Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	30,757	$880,265
CubeSmart	51,644	1,340,678
DCT Industrial Trust, Inc.	20,905	1,210,818
Education Realty Trust, Inc.	24,549	882,046
STORE Capital Corp.	30,794	765,847

		$5,079,654

Food & Staples Retailing — 1.9%
Performance Food Group Co.(1)	53,867	$1,521,743

		$1,521,743

Food Products — 1.5%
Pinnacle Foods, Inc.	20,357	$1,163,810

		$1,163,810

Health Care Equipment & Supplies — 6.5%
ICU Medical, Inc.(1)	6,599	$1,226,424
Integra LifeSciences Holdings Corp.(1)	35,944	1,814,453
West Pharmaceutical Services, Inc.	17,501	1,684,647
Wright Medical Group NV(1)	15,137	391,594

		$5,117,118

Health Care Providers & Services — 1.9%
Amedisys, Inc.(1)	16,754	$937,554
Envision Healthcare Corp.(1)	11,762	528,702

		$1,466,256

Health Care Technology — 1.2%
Cotiviti Holdings, Inc.(1)	26,610	$957,428

		$957,428

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Dave & Buster’s Entertainment, Inc.(1)	6,022	$316,035
Papa John’s International, Inc.	3,960	289,357

		$605,392

Household Products — 0.8%
Central Garden & Pet Co., Class A(1)	17,113	$636,432

		$636,432

Insurance — 4.5%
First American Financial Corp.	33,033	$1,650,659
Horace Mann Educators Corp.	31,362	1,234,095
RLI Corp.	11,519	660,730

		$3,545,484

Internet Software & Services — 0.4%
Okta, Inc.(1)	12,042	$339,705

		$339,705

IT Services — 4.7%
Black Knight Financial Services, Inc., Class A(1)	23,526	$1,012,794
CSG Systems International, Inc.	30,353	1,217,155
Euronet Worldwide, Inc.(1)	16,008	1,517,399

		$3,747,348

Life Sciences Tools & Services — 1.9%
Cambrex Corp.(1)	20,891	$1,149,005
Patheon NV(1)	9,006	315,210

		$1,464,215

Machinery — 2.4%
Milacron Holdings Corp.(1)	51,785	$873,095
RBC Bearings, Inc.(1)	8,014	1,002,952

		$1,876,047

Marine — 1.2%
Kirby Corp.(1)	14,208	$937,018

		$937,018

Oil, Gas & Consumable Fuels — 2.2%
Diamondback Energy, Inc.(1)	5,080	$497,637
Jagged Peak Energy, Inc.(1)	18,222	248,913
PDC Energy, Inc.(1)	21,083	1,033,699

		$1,780,249

Professional Services — 2.9%
Dun & Bradstreet Corp. (The)	7,592	$883,785
WageWorks, Inc.(1)	23,028	1,397,799

		$2,281,584

Road & Rail — 2.1%
Landstar System, Inc.	16,696	$1,663,756

		$1,663,756

Semiconductors & Semiconductor Equipment — 2.1%
PDF Solutions, Inc.(1)	55,740	$863,413
Veeco Instruments, Inc.(1)	36,040	771,256

		$1,634,669

3

Security	Shares	Value
Software — 6.2%
ACI Worldwide, Inc.(1)	77,703	$1,770,074
Blackbaud, Inc.	15,052	1,321,566
RealPage, Inc.(1)	44,651	1,781,575

		$4,873,215

Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	6,882	$656,956
Lithia Motors, Inc., Class A	4,540	546,207
Monro, Inc.	6,506	364,661

		$1,567,824

Textiles, Apparel & Luxury Goods — 1.0%
Steven Madden, Ltd.(1)	18,028	$780,612

		$780,612

Thrifts & Mortgage Finance — 1.8%
Essent Group, Ltd.(1)	35,419	$1,434,469

		$1,434,469

Total Common Stocks (identified cost $61,201,270)		$78,959,836

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(2)	94,488	$94,497

Total Short-Term Investments (identified cost $94,504)		$94,497

Total Investments — 100.0% (identified cost $61,295,774)		$79,054,333

Other Assets, Less Liabilities — 0.0%(3)		$23,934

Net Assets — 100.0%		$79,078,267

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $6,598.

(3)	Amount is less than 0.05%.

The Fund did not have any open derivative instruments at September 30, 2017.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$78,959,836	*	$—	$—	$78,959,836
Short-Term Investments	—		94,497	—	94,497
Total Investments	$78,959,836		$94,497	$—	$79,054,333

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Global Small-Cap Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 2.7%
Amaysim Australia, Ltd.	54,464	$83,997
BWX, Ltd.	18,961	87,408
Challenger, Ltd.	11,085	108,658
Mirvac Group	39,383	70,846
OZ Minerals, Ltd.	5,962	34,882
Regis Resources, Ltd.	18,169	51,249
Super Retail Group, Ltd.	10,116	64,149

		$501,189

Austria — 0.6%
ams AG	1,564	$113,561

		$113,561

Belgium — 1.4%
Kinepolis Group NV	1,296	$86,154
Montea SCA	1,437	76,753
X-Fab Silicon Foundries SE(1)(2)	11,494	100,356

		$263,263

Bermuda — 0.6%
Essent Group, Ltd.(1)	2,523	$102,182

		$102,182

Canada — 4.3%
Boardwalk Real Estate Investment Trust	2,217	$67,536
CAE, Inc.	10,951	191,593
CES Energy Solutions Corp.	26,725	135,151
Detour Gold Corp.(1)	3,996	44,067
Laurentian Bank of Canada	1,996	96,477
North West Co., Inc. (The)	3,399	81,478
Pan American Silver Corp.	2,021	34,419
Seven Generations Energy, Ltd., Class A(1)	8,486	134,253
Torex Gold Resources, Inc.(1)	1,735	27,184

		$812,158

China — 1.0%
TAL Education Group ADR	5,731	$193,192

		$193,192

Finland — 1.0%
Amer Sports Oyj	3,231	$85,777
Technopolis Oyj	23,559	109,492

		$195,269

1

Security	Shares	Value
France — 1.4%
Criteo SA ADR(1)	1,862	$77,273
Ipsen SA	706	93,935
Rubis SCA	1,552	98,938

		$270,146

Germany — 2.1%
Axel Springer SE	1,523	$97,955
Brenntag AG	2,695	150,235
Carl Zeiss Meditec AG	2,035	106,461
Salzgitter AG	1,009	45,833

		$400,484

Hong Kong — 0.6%
Hysan Development Co., Ltd.	24,749	$116,767

		$116,767

Ireland — 1.6%
Irish Residential Properties REIT PLC	49,578	$86,404
UDG Healthcare PLC	18,715	213,306

		$299,710

Israel — 1.4%
Frutarom Industries, Ltd.	3,404	$261,836

		$261,836

Italy — 2.6%
Amplifon SpA	6,773	$103,101
Banca Generali SpA	4,953	172,027
MARR SpA	3,126	82,407
Moncler SpA	4,623	133,575

		$491,110

Japan — 12.1%
77 Bank, Ltd. (The)	4,157	$102,900
Ariake Japan Co., Ltd.	1,906	136,879
Daifuku Co., Ltd.	2,229	109,920
Eiken Chemical Co., Ltd.	2,185	85,199
FP Corp.	2,110	107,884
GMO Internet, Inc.	5,701	69,525
H.I.S. Co., Ltd.	2,895	91,412
Heiwa Real Estate REIT, Inc.	98	79,275
Japan Hotel REIT Investment Corp.	103	65,104
LaSalle Logiport REIT	73	71,177
Okamura Corp.	14,700	168,017
Penta-Ocean Construction Co., Ltd.	14,491	91,493
Relia, Inc.	12,200	140,899
Sac’s Bar Holdings, Inc.	7,717	99,993
Sakata INX Corp.	6,800	125,594
Sakata Seed Corp.	3,200	91,070
Sumco Corp.	6,168	97,318
Toho Co., Ltd.	3,736	130,454
Tokyo Century Corp.	3,487	157,076
Yamaha Corp.	4,100	151,378
Yokohama Reito Co., Ltd.	10,400	98,027

		$2,270,594

2

Security	Shares	Value
Luxembourg — 0.2%
APERAM SA	752	$39,409

		$39,409

Netherlands — 2.2%
IMCD Group NV	3,463	$212,341
Patheon NV(1)	1,204	42,140
Refresco Group NV(2)	4,867	98,134
Wright Medical Group NV(1)	2,137	55,284

		$407,899

Spain — 0.4%
Hispania Activos Inmobiliarios SOCIMI SA	4,370	$78,813

		$78,813

Sweden — 1.8%
Boliden AB	1,513	$51,320
Indutrade AB	5,552	146,651
Trelleborg AB, Class B	5,697	142,795

		$340,766

Switzerland — 1.0%
Temenos Group AG	925	$94,479
VZ Holding AG	280	89,402

		$183,881

United Kingdom — 7.0%
Cairn Energy PLC(1)	22,592	$58,041
Grainger PLC	27,016	97,084
Halma PLC	7,711	115,702
Hastings Group Holdings PLC(2)	22,969	93,718
Hiscox, Ltd.	5,893	101,118
Inchcape PLC	9,251	107,000
IWG PLC	58,542	242,857
Melrose Industries PLC	72,855	207,851
St. James’s Place PLC	7,381	113,444
Travis Perkins PLC	3,242	62,929
WH Smith PLC	4,589	124,213

		$1,323,957

United States — 53.5%
Acadia Realty Trust	3,245	$92,872
ACI Worldwide, Inc.(1)	8,322	189,575
Advance Auto Parts, Inc.	586	58,131
Akamai Technologies, Inc.(1)	1,857	90,473
ALLETE, Inc.	623	48,152
Alliant Energy Corp.	1,800	74,826
Amedisys, Inc.(1)	1,983	110,969
Ameris Bancorp	1,115	53,520
AMETEK, Inc.	2,113	139,543
Avnet, Inc.	2,343	92,080
AZZ, Inc.	1,944	94,673

3

Security	Shares	Value
Balchem Corp.	1,668	$135,592
Bank of the Ozarks, Inc.	1,678	80,628
BankUnited, Inc.	1,625	57,801
Black Knight Financial Services, Inc., Class A(1)	2,146	92,385
Blackbaud, Inc.	1,836	161,201
Bright Horizons Family Solutions, Inc.(1)	2,660	229,319
Brink’s Co. (The)	1,325	111,631
Burlington Stores, Inc.(1)	434	41,430
Cambrex Corp.(1)	2,324	127,820
CBOE Holdings, Inc.	523	56,290
Central Garden & Pet Co., Class A(1)	2,670	99,297
CMS Energy Corp.	1,776	82,264
Cohen & Steers, Inc.	2,219	87,628
Columbia Banking System, Inc.	2,968	124,982
Cotiviti Holdings, Inc.(1)	4,560	164,069
CSG Systems International, Inc.	901	36,130
CubeSmart	5,589	145,090
Dave & Buster’s Entertainment, Inc.(1)	903	47,389
DCT Industrial Trust, Inc.	1,871	108,368
Deluxe Corp.	1,874	136,727
Diamondback Energy, Inc.(1)	1,535	150,369
Dolby Laboratories, Inc., Class A	3,327	191,369
Douglas Emmett, Inc.	2,104	82,940
Dun & Bradstreet Corp. (The)	1,236	143,883
EastGroup Properties, Inc.	1,259	110,943
Education Realty Trust, Inc.	2,915	104,736
EnerSys	1,646	113,854
Envision Healthcare Corp.(1)	1,024	46,029
Essex Property Trust, Inc.	567	144,035
Euronet Worldwide, Inc.(1)	810	76,780
Federal Realty Investment Trust	747	92,785
First American Financial Corp.	2,406	120,228
First Hawaiian, Inc.	2,566	77,724
First Republic Bank	3,059	319,543
FLIR Systems, Inc.	1,620	63,034
Grand Canyon Education, Inc.(1)	1,226	111,345
Hexcel Corp.	4,016	230,599
Horace Mann Educators Corp.	1,772	69,728
Hub Group, Inc., Class A(1)	1,913	82,163
ICU Medical, Inc.(1)	391	72,667
Integra LifeSciences Holdings Corp.(1)	2,611	131,803
Jagged Peak Energy, Inc.(1)	2,814	38,439
Jazz Pharmaceuticals PLC(1)	577	84,386
Kansas City Southern	570	61,948
Kirby Corp.(1)	1,274	84,020
Landstar System, Inc.	1,499	149,375
Lazard, Ltd., Class A	1,593	72,035
Ligand Pharmaceuticals, Inc.(1)	1,109	150,990
Lithia Motors, Inc., Class A	867	104,309
LKQ Corp.(1)	5,090	183,189
Lululemon Athletica, Inc.(1)	1,217	75,758

4

Security	Shares	Value
Mercury Systems, Inc.(1)	1,524	$79,065
Milacron Holdings Corp.(1)	7,495	126,366
Monro, Inc.	1,161	65,074
MTS Systems Corp.	376	20,097
Multi-Color Corp.	2,717	222,658
National Retail Properties, Inc.	2,280	94,985
NETGEAR, Inc.(1)	2,983	141,991
NVR, Inc.(1)	19	54,245
Oceaneering International, Inc.	2,655	69,747
Okta, Inc.(1)	1,924	54,276
Papa John’s International, Inc.	449	32,808
PDC Energy, Inc.(1)	2,512	123,163
PDF Solutions, Inc.(1)	7,244	112,210
Performance Food Group Co.(1)	6,227	175,913
Pinnacle Foods, Inc.	2,582	147,613
Pinnacle West Capital Corp.	896	75,766
PS Business Parks, Inc.	1,240	165,540
RBC Bearings, Inc.(1)	410	51,312
RealPage, Inc.(1)	4,154	165,745
RLI Corp.	2,081	119,366
ServiceMaster Global Holdings, Inc.(1)	3,441	160,798
Sterling Bancorp	6,335	156,158
Steven Madden, Ltd.(1)	2,736	118,469
Teleflex, Inc.	517	125,099
US Concrete, Inc.(1)	2,427	185,180
Veeco Instruments, Inc.(1)	3,087	66,062
WageWorks, Inc.(1)	2,534	153,814
WesBanco, Inc.	2,984	122,404
West Pharmaceutical Services, Inc.	1,293	124,464
Wintrust Financial Corp.	589	46,125

		$10,068,374

Total Common Stocks (identified cost $15,535,450)		$18,734,560

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	152,367	$152,382

Total Short-Term Investments (identified cost $152,397)		$152,382

Total Investments — 100.3% (identified cost $15,687,847)		$18,886,942

Other Assets, Less Liabilities — (0.3)%		$(47,512)

Net Assets — 100.0%		$18,839,430

5

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $292,208 or 1.6% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $1,031.

Abbreviations:

ADR	-	American Depositary Receipt

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.4%	$3,849,212
Financials	14.3	2,701,162
Consumer Discretionary	14.1	2,647,516
Information Technology	11.8	2,221,622
Real Estate	10.9	2,061,545
Health Care	9.8	1,837,722
Materials	6.1	1,144,449
Consumer Staples	5.8	1,098,226
Energy	3.8	709,163
Utilities	2.0	379,946
Telecommunication Services	0.5	83,997
Short-Term Investments	0.8	152,382

Total Investments	100.3%	$18,886,942

The Fund did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

6

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$193,192	$2,888,550		$—	$3,081,742
Developed Europe	174,697	4,233,571		—	4,408,268
Developed Middle East	—	261,836		—	261,836
North America	10,982,714	—		—	10,982,714
Total Common Stocks	$11,350,603	$7,383,957	*	$—	$18,734,560
Short-Term Investments	$—	$152,382		$—	$152,382
Total Investments	$11,350,603	$7,536,339		$—	$18,886,942

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Special Equities Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.5%
Hexcel Corp.	17,686	$1,015,530
Mercury Systems, Inc.(1)	10,981	569,694

		$1,585,224

Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A(1)	8,339	$358,160

		$358,160

Banks — 8.5%
Ameris Bancorp	5,001	$240,048
Bank of the Ozarks, Inc.	12,145	583,567
BankUnited, Inc.	7,661	272,502
Columbia Banking System, Inc.	6,250	263,187
First Hawaiian, Inc.	17,789	538,829
First Republic Bank	9,448	986,938
Sterling Bancorp	18,353	452,401
WesBanco, Inc.	6,277	257,483
Wintrust Financial Corp.	3,122	244,484

		$3,839,439

Biotechnology — 1.6%
Ligand Pharmaceuticals, Inc.(1)	5,320	$724,318

		$724,318

Capital Markets — 3.0%
CBOE Holdings, Inc.	4,221	$454,306
Cohen & Steers, Inc.	14,244	562,495
Lazard, Ltd., Class A	7,748	350,365

		$1,367,166

Chemicals — 1.8%
Balchem Corp.	10,137	$824,037

		$824,037

Commercial Services & Supplies — 4.5%
Brink’s Co. (The)	5,451	$459,247
Deluxe Corp.	7,940	579,302
Multi-Color Corp.	11,825	969,059

		$2,007,608

Communications Equipment — 1.3%
NETGEAR, Inc.(1)	11,853	$564,203

		$564,203

Construction Materials — 1.2%
US Concrete, Inc.(1)	7,281	$555,540

		$555,540

1

Security	Shares	Value
Distributors — 1.3%
LKQ Corp.(1)	16,817	$605,244

		$605,244

Diversified Consumer Services — 5.1%
Bright Horizons Family Solutions, Inc.(1)	11,239	$968,914
Grand Canyon Education, Inc.(1)	5,393	489,793
ServiceMaster Global Holdings, Inc.(1)	18,215	851,187

		$2,309,894

Electric Utilities — 2.3%
ALLETE, Inc.	3,145	$243,077
Alliant Energy Corp.	9,514	395,497
Pinnacle West Capital Corp.	4,482	378,998

		$1,017,572

Electrical Equipment — 3.5%
AMETEK, Inc.	10,870	$717,855
AZZ, Inc.	7,334	357,166
EnerSys	6,962	481,561

		$1,556,582

Electronic Equipment, Instruments & Components — 3.7%
Avnet, Inc.	7,678	$301,746
Dolby Laboratories, Inc., Class A	18,721	1,076,832
FLIR Systems, Inc.	7,865	306,027

		$1,684,605

Energy Equipment & Services — 0.5%
Oceaneering International, Inc.	8,380	$220,143

		$220,143

Equity Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	9,560	$273,607
CubeSmart	25,937	673,325
DCT Industrial Trust, Inc.	10,600	613,952
Education Realty Trust, Inc.	13,355	479,845
Essex Property Trust, Inc.	2,026	514,665
Federal Realty Investment Trust	2,384	296,117
National Retail Properties, Inc.	9,590	399,519
Paramount Group, Inc.	31,529	504,464

		$3,755,494

Food & Staples Retailing — 1.9%
Performance Food Group Co.(1)	30,688	$866,936

		$866,936

Food Products — 1.5%
Pinnacle Foods, Inc.	11,625	$664,601

		$664,601

Health Care Equipment & Supplies — 5.6%
ICU Medical, Inc.(1)	2,113	$392,701
Integra LifeSciences Holdings Corp.(1)	13,473	680,117
Teleflex, Inc.	2,209	534,512
West Pharmaceutical Services, Inc.	7,177	690,858
Wright Medical Group NV(1)	8,650	223,775

		$2,521,963

2

Security	Shares	Value
Health Care Providers & Services — 1.9%
Amedisys, Inc.(1)	9,190	$514,272
Envision Healthcare Corp.(1)	7,868	353,667

		$867,939

Health Care Technology — 1.2%
Cotiviti Holdings, Inc.(1)	15,055	$541,679

		$541,679

Hotels, Restaurants & Leisure — 0.8%
Dave & Buster’s Entertainment, Inc.(1)	3,295	$172,922
Papa John’s International, Inc.	2,448	178,875

		$351,797

Household Durables — 0.3%
NVR, Inc.(1)	40	$114,200

		$114,200

Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	8,272	$307,636

		$307,636

Insurance — 3.8%
First American Financial Corp.	14,991	$749,100
Horace Mann Educators Corp.	14,155	556,999
RLI Corp.	6,907	396,186

		$1,702,285

Internet Software & Services — 1.2%
Akamai Technologies, Inc.(1)	6,868	$334,609
Okta, Inc.(1)	6,857	193,436

		$528,045

IT Services — 3.4%
Black Knight Financial Services, Inc., Class A(1)	8,192	$352,666
CSG Systems International, Inc.	13,384	536,698
Euronet Worldwide, Inc.(1)	6,896	653,672

		$1,543,036

Life Sciences Tools & Services — 0.8%
Cambrex Corp.(1)	6,423	$353,265

		$353,265

Machinery — 1.9%
Milacron Holdings Corp.(1)	29,423	$496,072
RBC Bearings, Inc.(1)	2,917	365,062

		$861,134

Marine — 1.0%
Kirby Corp.(1)	6,693	$441,403

		$441,403

Multi-Utilities — 1.0%
CMS Energy Corp.	9,950	$460,884

		$460,884

Oil, Gas & Consumable Fuels — 3.0%
Diamondback Energy, Inc.(1)	6,470	$633,801
Jagged Peak Energy, Inc.(1)	9,654	131,874
PDC Energy, Inc.(1)	11,750	576,102

		$1,341,777

3

Security	Shares	Value
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	3,545	$518,456

		$518,456

Professional Services — 3.0%
Dun & Bradstreet Corp. (The)	4,956	$576,928
WageWorks, Inc.(1)	12,380	751,466

		$1,328,394

Road & Rail — 2.3%
Kansas City Southern	5,915	$642,842
Landstar System, Inc.	4,055	404,081

		$1,046,923

Semiconductors & Semiconductor Equipment — 1.8%
PDF Solutions, Inc.(1)	30,829	$477,541
Veeco Instruments, Inc.(1)	15,754	337,136

		$814,677

Software — 5.3%
ACI Worldwide, Inc.(1)	44,263	$1,008,311
Blackbaud, Inc.	7,860	690,108
RealPage, Inc.(1)	17,808	710,539

		$2,408,958

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	2,147	$212,983
Burlington Stores, Inc.(1)	2,629	250,964
Lithia Motors, Inc., Class A	2,710	326,040
Monro, Inc.	3,965	222,238

		$1,012,225

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(1)	4,528	$281,868
Steven Madden, Ltd.(1)	9,238	400,005

		$681,873

Thrifts & Mortgage Finance — 0.9%
Essent Group, Ltd.(1)	10,039	$406,580

		$406,580

Total Common Stocks (identified cost $36,656,305)		$44,661,895

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(2)	513,486	$513,538

Total Short-Term Investments (identified cost $513,589)		$513,538

4

Value
Total Investments — 100.2% (identified cost $37,169,894)	$45,175,433

Other Assets, Less Liabilities — (0.2)%	$(99,806)

Net Assets — 100.0%	$45,075,627

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $4,589.

The Fund did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$44,661,895	*	$—	$—	$44,661,895
Short-Term Investments	—		513,538	—	513,538
Total Investments	$44,661,895		$513,538	$—	$45,175,433

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017